Trading Assets	12 Months Ended
Mar. 31, 2024
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Trading Assets

6	TRADING ASSETS
Trading assets at March 31, 2024 and 2023 consisted of the following:

	At March 31,
	2024	2023

	(In millions)
Debt instruments	¥5,674,162	¥4,229,845
Equity instruments	837,899	356,070

Total trading assets	¥6,512,061	¥4,585,915

Trading debt instruments mainly consist
of
Japanese government bonds. Trading equity instruments mainly consist of publicly traded Japanese stocks.